Commitments and Contingencies (Narrative) (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 21, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jul. 03, 2017	Jul. 01, 2016	Jun. 29, 2016
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Acquisition premium	1.00%
Repayment of notes receivable		$ 0	$ 0	$ 8,190
Accounts Receivable, after Allowance for Credit Loss, Noncurrent					$ 1,400
Guarantor Obligations, Maximum Exposure, Undiscounted		22,600
Accrued lease liability		10,700	$ 10,700
Other Investments								$ 75,000
Guarantees, Fair Value Disclosure							$ 14,000
Anniversary payment						$ 89,000
Other Long-term Investments						$ 75,000
Noden [Member] | Next thirty-six months [Member] [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase Obligation		61,700
Noden [Member] | Next twelve months [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase Obligation		39,800
LENSAR [Member] | Next twelve months [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase Obligation		9,600
LENSAR [Member] | Next twenty-four months [Member] [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase Obligation		$ 10,400
kaleo Note Receivable [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Repayment of notes receivable	$ 141,700